Statements of Changes in Stockholders' (Deficit) Equity (Unaudited) - USD ($)	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Oct. 19, 2021
Balance, shares at Oct. 19, 2021
Issuance of Class B common stock to Sponsor		$ 216	24,784		25,000
Issuance of Class B common stock to Sponsor, shares		2,156,250
Net income (loss)				(5,000)	(5,000)
Balance at Nov. 30, 2021		$ 216	24,784	(5,000)	20,000
Balance, shares at Nov. 30, 2021		2,156,250
Net income (loss)				(45,510)	(45,510)
Issuance of Shares at Initial Public Offering	$ 863		86,249,137		86,250,000
Issuance of Shares at Initial Public Offering, shares	8,625,000
Deferred underwriting compensation			(3,018,750)		(3,018,750)
Sale of Private Placement Units	$ 47		4,737,453		4,737,500
Sale of Private Placement Units, shares	473,750
Underwriter’s fees and other issuance costs			(2,200,348)		(2,200,348)
Remeasurement of Class A common stock to redemption value	$ (863)		(87,111,637)		(87,112,500)
Remeasurement of Class A common stock to redemption value, shares	(8,625,000)
Class A Common Stock Measurement Adjustment			1,319,361	(1,319,361)
Remeasurement of Class A common stock to redemption value	$ 863		87,111,637		87,112,500
Remeasurement of Class A common stock to redemption value, shares	8,625,000
Balance at Feb. 28, 2022	$ 47	$ 216		(1,369,871)	(1,369,608)
Balance, shares at Feb. 28, 2022	473,750	2,156,250
Balance at Nov. 30, 2021		$ 216	24,784	(5,000)	20,000
Balance, shares at Nov. 30, 2021		2,156,250
Net income (loss)				113,541	113,541
Issuance of Shares at Initial Public Offering	$ 863		86,249,137		86,250,000
Issuance of Shares at Initial Public Offering, shares	8,625,000
Deferred underwriting compensation			(3,018,750)		(3,018,750)
Sale of Private Placement Units	$ 47		4,737,453		4,737,500
Sale of Private Placement Units, shares	473,750
Underwriter’s fees and other issuance costs			(2,200,348)		(2,200,348)
Remeasurement of Class A common stock to redemption value	$ (863)		(87,111,637)		(87,112,500)
Remeasurement of Class A common stock to redemption value, shares	(8,625,000)
Class A Common Stock Measurement Adjustment			1,319,361	(1,319,361)
Remeasurement of Class A common stock subject to possible redemption to redemption amount				(821,712)	(821,712)
Remeasurement of Class A common stock to redemption value	$ 863		87,111,637		87,112,500
Remeasurement of Class A common stock to redemption value, shares	8,625,000
Balance at Nov. 30, 2022	$ 47	$ 216		(2,032,532)	(2,032,269)
Balance, shares at Nov. 30, 2022	473,750	2,156,250
Net income (loss)				560,887	560,887
Remeasurement of Class A common stock to redemption value				658,981	658,981
Remeasurement of Class A common stock to redemption value, shares
Remeasurement of Class A common stock to redemption value				(658,981)	(658,981)
Remeasurement of Class A common stock to redemption value, shares
Balance at Feb. 28, 2023	$ 47	$ 216		$ (2,130,626)	$ (2,130,363)
Balance, shares at Feb. 28, 2023	473,750	2,156,250